OTHER NON-CURRENT ASSETS (Schedule of Other Non-Current Assets) (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 CNY (¥)	Jun. 21, 2011 CNY (¥)
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposits - long-term	[1]	¥ 20,747	$ 3,189	¥ 23,238
Arrangement for Robotic Radio Surgery System [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposits - long-term		11,527	1,772		¥ 23,608
Security deposits non-current		¥ 10,252	$ 1,576
Number of installments		9	9

[1]	On June 21, 2011, the Group provided interest-free financing amounting to RMB23,608 to Changhai Hospital, a third party, for the purchase of a robotic radiosurgery system. As at December 31, 2017, the outstanding balance was RMB11,527 (US$1,772), of which RMB10,252 (US$1,576) will be collected from 2019 to 2027 in 9 installments and thus classified as non-current. The balance also included deposit refundable each year for the secured borrowings amounting to RMB81,000 (US$12,449) (note 19).